Product warranties and recalls and other safety measures (Net Changes in Liabilities for Quality Assurances) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Product Liability Contingency [Line Items]
Liabilities for quality assurances at beginning of year	¥ 1,328,916	¥ 1,154,021	¥ 1,003,023
Payments made during year	(501,073)	(509,488)	(383,572)
Provision for quality assurances	636,719	686,006	524,442
Changes relating to pre-existing quality assurances	(39,225)	(25,619)	(7,248)
Other	(21,573)	23,996	17,376
Liabilities for quality assurances at end of year	¥ 1,403,764	¥ 1,328,916	¥ 1,154,021